Impairment	12 Months Ended
Dec. 31, 2021
Impairment
Impairment

25.	Impairment

Schedule of impairment losses reversals

(Losses) / reversals	2021	2020	2019
Property, plant and equipment	3,414	(7,342)	(2,882)
Intangible assets	1	(12)	(1)
Assets classified as held for sale	(225)	15	35
Impairment (losses) / reversals	3,190	(7,339)	(2,848)
Investments	383	(514)	(4)
Net effect within the statement of income	3,573	(7,853)	(2,852)
Losses	(654)	(15,680)	(3,662)
Reversals	4,227	7,827	810

The Company annually tests its assets for impairment or when there is an indication that their carrying amount may not be recoverable, or that there may be a reversal of impairment losses recognized in previous years.

During the third quarter of 2021, observing the oil and gas market scenario, the Company’s management reassessed the Brent prices provided for in the 2021-2025 Strategic Plan (in force on that date) and updated the short-term assumptions established in that plan, recognizing US$ 3,098 impairment reversals in that quarter.

On November 24, 2021, management concluded and approved its 2022-2026 Strategic Plan, considering a complete update of economic assumptions, as well as its project portfolio and estimates of reserve volumes, which support the impairment tests conducted in the last quarter of this year.

The oil and gas production estimated in the scope of this plan indicates a continuous growth focused on the development of projects that generate higher value, with an increase in the participation of assets in the pre-salt layer, which present lower lifting costs. During this period, 13 new production systems are expected to enter into operation, all of which to be allocated to deep and ultra-deep water projects.

25.1.	Impairment of property, plant and equipment and intangible assets

Asset or CGU by nature (*)	Carrying amount	Recoverable amount (**)	Impairment (losses) / reversals	Business segment	Comments
				2021
Property, plant and equipment and intangible assets
Producing properties relating to oil and gas activities in Brazil (several CGUs)	23,734	36,396	3,373	E&P	item (a1)
Oil and gas production and drilling equipment in Brazil	250	-	(250)	E&P	item (b1)
Second refining unit in RNEST	404	767	359	RT&M	item (c1)
Others			(67)	Several
			3,415
				2020
Property, plant and equipment and intangible assets
Producing properties relating to oil and gas activities in Brazil (several CGUs)	42,421	40,511	(7,316)	E&P	item (a2)
Oil and gas production and drilling equipment in Brazil	120	−	(119)	E&P	item (b2)
Second refining unit in RNEST	410	388	(22)	RT&M	item (c2)
Comperj	266	526	260	RT&M	item (d1)
Corporate facilities	152	−	(161)	Corporate, others	item (e)
Others			2	Several
			(7,354)

					2019
Property, plant and equipment and intangible assets
Producing properties relating to oil and gas activities in Brazil (several CGUs)	105,532	196,994	(1,859)	E&P	item (a3)
Oil and gas production and drilling equipment in Brazil	314	−	(307)	E&P	item (b3)
Second refining unit of RNEST	1,043	498	(534)	RT&M	item (c3)
Comperj	330	117	(209)	RT&M	item (d2)
Transpetro’s fleet of vessels	1,347	1,453	103	RT&M	item (f)
Fertilizer plant - UFN III	204	−	(200)	RT&M	item (g)
Oil and gas production and drilling equipment abroad	343	15	(333)	E&P	item (h)
Others	33	−	(67)	Several
			(3,406)
(*)	It only includes carrying amounts and recoverable amounts of impaired assets or assets for which reversals were recognized.
(**)	The recoverable amounts of assets for impairment computation were their value in use, except for assets held for sale, for which is used fair value.

For impairment testing purposes, the Company bases its cash flow projections on:

·	The estimated useful life of the asset or assets grouped into the CGU, based on the expected use of those assets, considering the Company’s maintenance policy;
·	Assumptions and financial budgets/forecasts approved by management for the period corresponding to the expected life cycle of each different business; and
·	Pre-tax discount rates derived from the Company’s post-tax weighted average cost of capital (WACC), adjusted by specific risk-premiums in case of projects postponed for an extended period, or specific country-risks, in case of assets abroad. The use of post-tax discount rates in determining value in use does not result in materially different recoverable amounts if pre-tax discount rates had been used.

25.1.1.  Planning assumptions used in impairment testing

The cash flow projections used to measure the value in use of the CGUs at December 31, 2021, were mainly based on the following updated assumptions for average Brent prices and Brazilian real/U.S. dollar average exchange rates:

2021-2025 Strategic Plan (*)	2022	2023	2024	2025	2026	Long term Average
Average Brent (US$/barrel)	72	65	60	55	55	55
Average Brazilian Real (excluding inflation) - Real /U.S. dollar exchange rate	5.40	5.33	5.19	5.15	5.14	5.08
(*)	In the impairment testing in the third quarter, projected average Brent prices were US$ 69.40 for 2021 and US$ 69.20 for 2022, kept constant for the other years.

At December 31, 2020, average Brent prices and Brazilian real/U.S. dollar average exchange rates used were:

	2021	2022	2023	2024	2025	Long term Average
Average Brent (US$/barrel)	45	45	50	50	50	50
Average Brazilian Real (excluding inflation) - Real /U.S. dollar exchange rate	5.50	4.69	4.46	4.28	4.07	3.76

Post-tax discount rates, excluding inflation, applied in the tests were:

Activity	12.31.2021	12.31.2020
Producing properties relating to oil and gas activities in Brazil	6.4% p.a.	7.1% p.a.
RT&M in Brazil	5.5% p.a.	6.1% p.a.
RT&M in Brazil – postponed projects	6.2% p.a.	7.4% p.a.
Gas logistics	5.4% p.a.	6.4% p.a.
Transport in Brazil	4.9% p.a.	5.4% p.a.

25.1.2.  Revision of Cash Generating Units

During 2021, management identified and assessed the following changes in CGUs:

E&P Segment

(i)	Annexation of the following areas approved by the ANP: Guriatã, Guriatã Sul, Canário da Terra, Canário da Terra Sul, Riacho da Barra and Rio Sauípe fields to Fazenda Imbé concession; and of Jandaia and Rio da Serra fields to the Tangará concession. As a result, assets of these fields were incorporated by Imbé and Tangará CGUs;
(ii)	Closing of the divestment process of the following concessions (with their related assets written-off): São Mateus 8, Ventura and Miranga group of Fields, and of several other individual fields;
(iii)	Return of the following concessions to the ANP (with their related assets written-off): Bijupirá and Salema group of fields (CGU Bijupirá-Salema) and Merluza and Lagosta group of fields (CGU Merluza);
(iv)	North group of fields: exclusion of platforms P-26, P-32 and P-33 from this CGU, due to management's decision to sell and definitively cease the operations of the platforms in the Marlim field;
(v)	Creation of the CGU SEAP I, comprising Agulhinha, Agulhinha Oeste, Cavala and Palombeta fields and of the CGU SEAP II, comprising Budião, Budião Noroeste and Budião Sudeste fields, arising from the successful appraisal for discoveries in blocks BM-SEAL-4, BM-SEAL-4A, BM-SEAL-10 and BM-SEAL-11.

Gas & Power Segment

(i)	Exclusion of Natural Gas CGU: Management reassessed the interdependence of the cash flows of assets in the natural gas business in view of the new regulatory framework for the sector, deciding to exclude the Natural Gas CGU and to create new CGUs: Integrated Processing System CGU; Cacimbas UGC UTG; Sul Capixaba CGU; Guamaré CGU; Urucu CGU and Catu CGU.

(ii)	Exclusion of the thermoelectric power plants Arembepe, Muryci and Bahia 1 from the CGU Power, due to the closing of the sale on December 6, 2021, with the consequent write-off of the related assets.

RT&M Segment

(i)	CGU Downstream: exclusion of refineries Landulpho Alves (RLAM) and Isaac Sabbá (REMAN) from this CGU, due to the divestment process. The sale of RLAM was closed in November 2021 and its assets were written-off, while the closing for the sale of REMAN is still pending at December 31, 2021, and its assets are held for sale (see note 31.1);
(ii)	CGU SIX: in November 2021, the Company signed an agreement for the sale of Shale Industrialization Unit (SIX), in the state of Paraná, when these assets were classified as held for sale (see note 31.1);
(iii)	CGU Comperj: exclusion of this CGU, comprising assets from the first refining unit of the of Petrochemical Complex of Rio de Janeiro, due to the cancellation of this project, with part of the remaining assets incorporated by the CGU Itaboraí Utilities, composed of assets destined to support the natural gas processing plant (UPGN) of the route 3 integrated project; and part incorporated by the CGU GasLub, referring to the set of assets that remain hibernated and that are under evaluation for use in other projects.

Information on key assumptions for impairment testing and on CGU definitions is presented in notes 4.2 and 4.3, respectively.

25.1.3.  Information on the main impairment losses

Information on the main impairment losses and reversals of property, plant and equipment and intangible assets are described below:

a1) Producing properties in Brazil – 2021

Impairment reversals on producing properties in Brazil amount to US$ 3,373, most of it related to CGUs of producing properties, reflecting the revision on the key assumptions of the Strategic Plan, mainly the increase in average Brent prices.

The following table presents significant impairment reversals for 2021:

CGU	Basin	Area	Impairment reversals	Carrying amount after impairment
Roncador	Campos basin	Post-Salt	860	7,075
North	Campos basin	Post-Salt	714	4,861
Carmópolis	Sergipe basin	Onshore and shallow-water	611	840
Berbigão-Sururu	Santos basin	Pre-Salt	388	3,072
Albacora Leste	Campos basin	Post-Salt	369	1,502
Marlim Leste	Campos basin	Post-Salt	48	2,435
Papa-Terra	Campos basin	Post-Salt	41	39
Uruguá	Santos basin	Post-Salt	35	82
Marlim Sul	Campos basin	Post-Salt	32	5,002
Others (*)	Several	Several	275	2,023
Total			3,373	26,931

(*)	It comprises 39 CGUs.

a2) Producing properties in Brazil – 2020

Impairment losses on producing properties in Brazil amounted to US$ 7,316, most of it related to CGUs that provided service in E&P fields, also reflecting the hibernation of producing assets on the first quarter of 2020, as well as the revision on the key assumptions of the Strategic Plan, mainly expected Brent prices, depreciation of Brazilian real against U.S. dollar, economic slowdown and reduction on demand for oil and oil products.

a3) Producing properties in Brazil – 2019

Impairment assessment for producing properties in Brazil resulted in US$ 1,859 impairment losses, mainly comprising:

·	Impairment losses in the amount of US$ 2,092, mainly related to the CGUs of Papa-Terra (US$ 369), Uruguá group (US$ 344), CVIT group (US$ 206), Corvina (US$ 158), Piranema (US$ 128), Camorim (US$ 109), Pirambu (US$ 102), Merluza group (US$ 98), Miranga group (US$ 76), Guaricema (US$ 76) and Água Grande group (US$ 72), mainly due to the decrease in estimates for the average Brent price on the projection horizon, to higher estimates for future decommissioning costs, due to the reduction in risk-free discount rates, and to changes in the schedule for removal and treatment of oil and gas production facilities;
·	Impairment reversals totaling US$ 53 primarily relating to Peroá group (US$ 30) and Castanhal (US$ 12), mainly due to gains in the production curve and accelerated depreciation tax benefit related the new tax model for oil and gas activities.

b1) Oil and gas production and drilling equipment in Brazil - 2021

Impairment losses of US$ 250 relates to equipment and structures in the E&P segment, mainly due to the decision to cease the use of platforms P-26 and P-33 in the Marlim field, leading to the recognition of losses in the amount of US$ 210.

b2) Oil and gas production and drilling equipment in Brazil - 2020

Impairment losses of US$ 120 relates to equipment and structures in the E&P segment, mainly due to the decision to cease with the Estaleiro Inhaúma project, leading to the recognition of losses in the amount of US$ 69.

b3) Oil and gas production and drilling equipment in Brazil - 2019

In 2019, the Company decided to discontinue the use of P-37 platform in Marlim field, resulting in its exclusion of North group and its independent assessment for impairment, resulting in losses in the amount of US$ 307.

c1) Second refining unit of RNEST – 2021

The cash flows to measure the value in use of the second refining unit of RNEST take into account the decision to resume the works and to start operating in August 2027, according to the 2022-2026 Strategic Plan, triggering impairment reversals in the amount of US$ 359.

c2) Second refining unit of RNEST – 2020

The cash flows to measure the value in use of the second refining unit of RNEST took into account the postponing of the beginning of the operation, triggering impairment losses in the amount of US$ 22.

c3) Second refining unit of RNEST – 2019

The cash flows to measure the value in use of the second refining unit of RNEST took into account the postponing of the beginning of the operation, triggering impairment losses in the amount of US$ 534.

d1) Comperj – 2020

Impairment reversals amounted to US$ 260, mainly due to the reduction in the estimated investments for the completion of the project relating to the first refining unit facilities, resulting from the depreciation of the Brazilian Real in relation to the U.S. Dollar, as well as to optimization measures adopted.

d2) Comperj – 2019

Impairment losses amounted to US$ 209, arising from the investments made due to the Conduct Adjustment Declaration (“TAC”) to close the public civil action requesting the environmental licensing, as well as to the investments made in the first refining unit facilities, which are part of the infrastructure for transporting and processing natural gas from the pre-salt layer in the Santos Basin.

e) Corporate facilities – 2020

The Company decided to hibernate a corporate building, in the state of Bahia, due to its permanent vacancy, resulting in a US$ 161 impairment loss on the right of use asset.

f) Oil and gas production and drilling equipment abroad – 2019

In January 2020, the sale of drillship Sonda Vitória 10,000 (NS-30), owned by Drill Ship International B.V. - DSI, a subsidiary of PIB BV, was closed. Thus, impairment losses in the amount of US$ 333 were recognized, due to the difference between the expected sale value and its carrying amount.

g) Transpetro’s fleet of vessels - 2019

The depreciation of Reais against U.S. Dollars used in the projections of the Strategic Plan 2020-2024, compared to the assumptions used in the previous plan, had a positive effect on the cash generation projected in Reais for the CGU, given that freight rates (cash inflows) are quoted in U.S. dollars. Thus, a US$ 103 reversal of impairment was accounted for in 2019.

h) Fertilizer plant - UFN III – 2019

Following the Company’s decision to quit the conclusion of this plant located in the state of Mato Grosso do Sul, this asset was written-off, in the amount of US$ 200.

25.1.4.  Assets most sensitive to future impairment

Whenever the recoverable amount of an asset or CGU falls below the carrying amount, an impairment loss is recognized to reduce the carrying amount to the recoverable amount. The following table presents the assets and CGUs most sensitive to future impairment losses, presenting recoverable amounts close to their current carrying amounts.

The analysis presented below considers CGUs with estimated impairment losses or reversals if there was a 10% reduction or increase in their recoverable amounts, arising from changes in material assumptions:

Potential impairment losses - 10% reduction in the recoverable amount	Business segment	Carrying amount	Recoverable amount	Sensitivity
Assets with impairment losses
Producing properties relating to oil and gas activities in Brazil (2 CGUs)	E&P	178	196	18
Second refining unit of RNEST	RT&M	769	690	79
Itaboraí utilities	G&P	763	686	77
		1,710	1,572	174

Potential impairment reversals - 10% increase in the recoverable amount	Business segment	Carrying amount	Recoverable amount	Sensitivity (*)
Assets with impairment losses
Producing properties relating to oil and gas activities in Brazil (2 CGUs)	E&P	178	196	18
Second refining unit of RNEST	RT&M	769	844	75
Itaboraí utilities	G&P	763	839	76
		1,710	1,879	169
(*)	When calculating a 10% increase in the recoverable amount, the amount of impairment to be reversed is limited to the accumulated impairment of the CGU or to their recoverable amounts, whichever is lower.

25.1.5.  Accounting policy for impairment of property, plant and equipment and intangible assets

Property, plant and equipment and intangible assets with definitive lives are tested for impairment when there is an indication that the carrying amount may not be recoverable. Assets are assessed for impairment at the smallest identifiable group that generates largely independent cash inflows from other assets or groups of assets (CGU). Note 4.3 presents detailed information about the Company’s CGUs.

Assets related to development and production of oil and gas assets (fields or group of fields) that have indefinite useful lives, such as goodwill, are tested for impairment at least annually, irrespective of whether there is any indication of impairment.

Considering the existing synergies between the Company’s assets and businesses, as well as the expectation of the use of its assets for their remaining useful lives, value in use is generally used by the Company for impairment testing purposes. When specifically indicated, the Company assesses differences between its assumptions and assumptions that would be used by market participants in the determination of the fair value of an asset or CGU.

Reversal of previously recognized impairment losses may occur for assets other than goodwill.

25.2.	Assets classified as held for sale

Asset or CGU by nature (*)	Carrying amount	Recoverable amount (**)	Impairment (losses) / reversals	Business segment

				2021
Thermoelectric power plants	91	12	(79)	G&E
Investment in Breitener	107	44	(67)	G&E
Oil and gas production and drilling equipment in Brazil	47	-	(46)	E&P
Refineries and associated logistics assets	255	218	(37)	RT&M
Others			5
Total			(224)

				2020
Producing properties relating to oil and gas activities	−	279	67	E&P
Cartola and Ataulfo Alves vessels	80	19	(62)	RT&M
Others			10
Total			15
				2019
Producing properties - Pampo and Enchova fields	328	808	494	E&P
Producing properties - Frade field	19	105	84	E&P
Producing properties - Maromba field	−	68	67	E&P
PO&G BV	444	354	(89)	E&P
Others	592	468	(521)	Several
Total			35

(*) It only includes carrying amounts and recoverable amounts of impaired assets or assets for which reversals were recognized.
(**) The recoverable amounts of assets for impairment computation were their value in use, except for assets held for sale, for which is used fair value.

In 2021, the Company recognized losses on assets held for sale, in the amount of US$ 224, arising from the assessment at the fair value of assets, net of disposal expenses, mainly due to:

i.	Camaçari power plants – following the closing of the sale of thermoelectric power plants Arembepe, Muryci and Bahia 1, located in Camaçari, in the state of Bahia, these assets were measured at fair value net of selling expenses, and a US$ 79 impairment loss was accounted for in the second quarter of 2021.
ii.	Breitener Energética S.A – following the sale of this company, in the state of Amazonas, Petrobras recognized a US$ 67 loss;
iii.	Oil and gas production and drilling equipment in Brazil: approval for the disposal of P-32 platform, resulting in the recognition of US$ 46 losses; and
iv.	Refineries and associated logistics assets: following the approval for the sale of refinery Isaac Sabbá (REMAN), in the state of Amazonas, a US$ 12 impairment loss was recognized, and of the refinery Shale Industrialization Unit (SIX), in the state of Paraná, a US$ 25 impairment loss was recognized.

In 2020, the Company recognized reversals in the amount of US$ 17 arising from the fair value of assets, net of disposal expenses, with the most significant relating to:

i.	the sale of Recôncavo group of fields (14 concessions located onshore and in shallow waters) in the amount of US$ 35;
ii.	the sale of Rio Ventura group of fields (8 concessions located onshore) in the amount of US$ 18;
iii.	the sale of Fazenda Belém group of fields, in the amount of US$ 14.

These reversals were partially offset by a US$ 62 impairment loss relating to Cartola and Ataulfo Alves vessels.

In 2019, as a result of the sale of several assets of the E&P segment, the Company recognized reversals in the amount of US$ 558, considering the net fair value of disposal expenses, mainly: US$ 494 relating to Pampo and Enchova Project (10 concessions located in shallow waters); US$ 84 relating to Bispo project (in Frade field); US$ 67 relating to Mangalarga project (in Maromba field), partially offset by a US$ 89 impairment loss recognized on the sale of Petrobras Oil & Gas B.V. (PO & GBV).

The accounting policy for assets and liabilities held for sale is set out in note 31.

25.3.	Investments in associates and joint ventures (including goodwill)

Value in use is generally used for impairment test of investments in associates and joint ventures (including goodwill). The basis for estimates of cash flow projections includes: projections covering a period of 5 to 12 years, zero-growth rate perpetuity, budgets, forecasts and assumptions approved by management and a post-tax discount rate derived from the WACC or the Capital Asset Pricing Model (CAPM) models, specific for each case.

25.3.1.  Accounting policy for impairment of associates and joint ventures

Investments in associates and joint ventures are tested individually for impairment. When performing impairment testing of an equity-accounted investment, goodwill, if it exists, is also considered part of the carrying amount to be compared to the recoverable amount.

Except when specifically indicated, value in use is generally used by the Company for impairment testing purposes in proportion to the Company’s interests in the present value of future cash flow projections via dividends and other distributions.

25.3.2.  Investment in publicly traded associates

a)	Braskem S.A.

Braskem’s shares are publicly traded on stock exchanges in Brazil and abroad. As of December 31, 2020, the quoted market value of the Company’s investment in Braskem was US$ 2,943 based on the quoted values of both Petrobras’ interest in Braskem’s common stock (47% of the outstanding shares), and preferred stock (22% of the outstanding shares). However, there is extremely limited trading of the common shares, since non-signatories of the shareholders’ agreement hold only approximately 3% of the common shares.

Given the operational relationship between Petrobras and Braskem, the recoverable amount of the investment for impairment testing purposes was determined based on value in use, considering future cash flow projections and the manner in which the Company can derive value from this investment via dividends and other distributions to arrive at its value in use. As the recoverable amount was higher than the carrying amount, no impairment losses were recognized for this investment.

Cash flow projections to determine the value in use of Braskem were based on estimated prices of feedstock and petrochemical products reflecting international trends on prices, petrochemical products sales volume estimates reflecting projected Brazilian and global G.D.P. growth, post-tax discount rate (excluding inflation) of 6.2% p.a., (WACC), and decreases in the EBITDA margin during the growth cycle of the petrochemical industry in the next years and increases in the long-term. Estimated exchange rates and Brent prices are the same as those set out in note 27.1.1.

On December 16, 2021, Petrobras' Board of Directors approved the model for the sale of up to 100% of its preferred shares of Braskem, to be conducted through a secondary public offering (follow-on), according to an agreement entered into with Novonor (Braskem's parent company).

On January 17, 2022, Petrobras filed a follow-on request with the CVM. However, on January 28, 2022, the offer was canceled due to unstable market conditions, which resulted in demand and price levels unfavorable for the transaction.

b)	Petrobras Distribuidora S.A. (renamed Vibra Energia S.A.)

On August 26, 2020, the Company’s Board of Directors approved the disposal of the remaining interest in this associate.

Accordingly, it was tested for impairment, when the recoverable value of this investment took into account the value in use, including the disposal value, considering the intention to sell the shares. As the value in use of this investment was lower than the book value, an impairment loss of US$ 144 was recognized in the third quarter of 2020. The post-tax discount rate in constant currency applied was 11.1% p.a., considering the cost of equity.

On June 30, 2021, the Company’s Board of Directors approved the price per common share of BR Distribuidora in the amount of US$ 5.20 (R$ 26.00) for the secondary public offering (follow on) of these shares, totaling US$ 2,252 (R$ 11,264 million), net of transaction costs.

Accordingly, considering the sale of the shares and the cash flows arising from this sale, a US$ 404 impairment reversal was accounted for within results of equity-accounted investments, in the second quarter of 2021. The transaction was closed on July 5, 2021 (note 31.2).

25.3.3.  Investments in state-controlled natural gas distributors

On July 28, 2021, management approved the sale of its entire interest (51%) in Petrobras Gás S.A. – Gaspetro (see note 31.1), which holds interests in 19 companies that explore with exclusivity natural gas distribution in several Brazilian states. This investment was classified as held for sale, with no indication of impairment losses.

25.3.4.  Impairment losses in other equity-accounted investments

In 2021, the Company recognized impairment losses in other equity-accounted investments the amount of US$ 21. In 2020, the Company recognized impairment losses amounting to US$ 59, mainly in joint venture MP Gulf of Mexico (US$ 59), due to the revised Brent prices projections (with a 5.4% p.a. post-tax discount rate in constant currency, applied for the E&P segment in the USA), and in BSBIOS (US$ 22), resulting from the classification of this investment as held for sale, after the signing of the purchase and sale agreement by the Company’s subsidiary Petrobras Biocombustível with RP Participações em Biocombustíveis, in December 2020. In 2019, the Company recognized a US$ 4 loss relating to other equity-accounted investments.